SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
Schedule of Stock Option Activity

	Year ended December 31
	2018		2017		2016
		Weighted		Weighted		Weighted
		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise
	options	price	options	price	options	price
		$		$		$
Outstanding at Beginning of year	331,660	4.03	416,432	4.24	487,432	5.12
Granted	568,500	2.00	—	—	67,833	2.82
Exercised	—	—	(20,000)	0.64	(8,383)	1.53
Canceled and forfeited	(45,504)	6.84	(64,772)	6.42	(130,500)	6.96
Outstanding at end of year	854.656	2.53	331,660	4.03	416,432	4.24
Exercisable at end of year	291,156	3.44	236,277	3.67	186,253	4.14

Schedule of Stock-Based Compensation and Warrants Charge

	Year ended December 31,
	2018	2017	2016
	$	$	$

Cost of revenues	116	217	266
Research and development expenses	54	155	207
Selling and marketing expenses	52	183	292
General and administrative expenses	34	76	159

	256	631	924

Schedule of Options Outstanding and Exercisable

	Options outstanding				Options Exercisable
	Number	Weighted			Number	Weighted
	outstanding	average			outstanding	average	Weighted
	as of	remaining	Weighted	Aggregate	as of	remaining	average	Aggregate
Range of	December 31,	contractual life	average	intrinsic	December	contractual life	exercise	intrinsic
exercise price	2018	(years)	exercise price	value	31, 2018	(years)	price	value
$			$	$			$	$
0.00-2.00	661,008	8.34	1.77	84,940	105,508	1.78	0.54	84,940
3.00-5.00	151,648	5.34	4.15	—	148,648	5.42	4.17	—
7.00-10.00	42,000	6.75	8.75	—	37,000	6.75	8.75	—
	854,656	7.73	2.53	84,940	291,156	4.27	3.44	84,940

Schedule of Non-vested Option Activity

		Weighted–
		average
		grant-date
	Options	fair value

Non-vested as of December 31, 2017	95,383	6.84
Granted	568,500	1.87
Vested	(54,879)	3.93
Forfeited and canceled	(45,504)	6.84
Non-vested as of December 31, 2018	563,500	1.90

Schedule of Warrants Activity

Year ended December 31,
	2018		2017		2016
		Weighted		Weighted		Weighted
		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise
	warrants	price	warrants	price	warrants	price
	-		$-		$-	$
Outstanding at beginning of year	—	—	—	—	4,000	20.00
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Canceled and forfeited	—	—	—	—	(4,000)	20.00
Outstanding at end of year	—	—	—	—	—	—
Exercisable at end of year	—	—	—	—	—	—